KIRKPATRICK & LOCKHART LLP
1800 MASSACHUSETTS AVENUE, N.W.
WASHINGTON, D.C.  20036

                                                    Francine J. Rosenberger
                                                    202.778.9187
                                                    Fax:  202.778.9100
                                                    francine.rosenberger@kl.com
January 5, 2001

EDGAR FILING
------------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

                     Re:       Heritage Series Trust
                                File Nos. 33-57986 and 811-7470
                                -------------------------------

Dear Sir or Madam:

           Pursuant to 497(j) of the Securities Act of 1933, I hereby certify that the form of Prospectus used with respect to the above Registrant does not differ from the Prospectus contained in Post-Effective Amendment No. 24 ("PEA No. 24") to its Registration Statement on Form N-1A and that PEA No. 24 was filed electronically. If you have any questions or comments concerning the foregoing, please call me at (202) 778-9187.

                                     Very truly yours,

                                     /s/Francine J. Rosenberger

                                     Francine J. Rosenberger

Attachments

cc:  Donald H. Glassman
        Heritage Asset Management, Inc.